Document and Entity Information (Parentheticals)	12 Months Ended
Jun. 30, 2018
Entity Information [Line Items]
Entity Registrant Name	PROCTER & GAMBLE CO
Entity Central Index Key	0000080424
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	PG
Entity Current Reporting Status	Yes